Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE US Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE US Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.27%	(0.33%)	1.36%
Vident Core U.S. Bond Index/Vident Core U.S. Bond Strategy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Vident Core U.S. Bond Index/Vident Core U.S. Bond Strategy Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		2.00%	0.41%	1.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%
Morningstar US Market Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar US Market Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.09%	13.96%	12.66%
Vident U.S. Quality Index™/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Vident U.S. Quality Index™/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		16.75%	13.89%	9.89%
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Global Markets ex-US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.16%	4.20%	5.19%
Morningstar Global Markets ex-US Large-Mid Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Global Markets ex-US Large-Mid Cap Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.31%	4.27%	5.03%
Vident Core International Equity Index/Vident International Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Vident Core International Equity Index/Vident International Equity Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[3]		7.12%	5.44%	5.17%
Vident U.S. Bond Strategy ETF™ Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.52%	(0.24%)	1.27%
Vident U.S. Bond Strategy ETF™ Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.26%)	(1.39%)	0.16%
Vident U.S. Bond Strategy ETF™ Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			0.89%	(0.65%)	0.50%
Vident U.S. Equity Strategy ETF™ Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.12%	13.49%	9.64%
Vident U.S. Equity Strategy ETF™ Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.88%	13.14%	9.28%
Vident U.S. Equity Strategy ETF™ Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			9.71%	10.75%	7.82%
Vident International Equity Strategy ETF™ Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.99%	4.17%	4.16%
Vident International Equity Strategy ETF™ Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.95%	3.30%	3.54%
Vident International Equity Strategy ETF™ Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.56%	3.34%	3.40%

[1]	Effective May 9, 2025, the Fund changed from a passively-managed index fund into an actively-managed fund. Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods prior to January 6, 2016, is that of the Vident Core U.S. Bond Strategy Index.
[2]	Vident Core U.S. Equity Index before January 6, 2016; Vident Core U.S. Stock Index from January 6, 2016, through December 30, 2022; Vident U.S. Quality Index thereafter.
[3]	Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods prior to January 6, 2016, is that of the Vident International Equity Index.